Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000766351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Summary: Bond Portfolio
Bond Portfolio: Investment Objective
Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk.
The Portfolio also seeks preservation of capital as a secondary objective.
Bond Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bond Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond Portfolio	Class 1	Class 2
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.52%	0.77%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	53	165	288	647
Class 2	78	244	425	948

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 247.1% of the average value of its portfolio.

Bond Portfolio: Principal Investment Strategies

The Bond Portfolio invests primarily in a variety of investment-grade debt securities. It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities. The Portfolio may invest in investment-grade debt securities issued by domestic companies in a variety of industries.

The Portfolio may also invest in non-agency securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer, manufactured housing and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans). Investments by the Portfolio may be long-term, intermediate-term or short-term debt securities.

In selecting securities, the Portfolio's investment adviser considers factors such as, but not limited to, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Portfolio may also engage in frequent or short-term trading of securities.

Bond Portfolio: Principal Risks

An investment in the Bond Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Call Risk – the risk that securities with interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲

Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or the amount of leverage on the company's balance sheet.

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund – Investment Objective, Policies and Practices – Bond Portfolio").

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲

Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.

▲

Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲	Short-Term Trading Risk – the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Bond Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended September 30, 2009):	7.19%
Worst Quarter (ended December 31, 2008):	-7.02%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns Bond Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	9.69%			3.32%	Feb 11, 2008
Class 2	9.41%	3.20%	4.69%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Bond Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	165
5 Years	rr_ExpenseExampleYear05	288
10 Years	rr_ExpenseExampleYear10	647
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Bond Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	425
10 Years	rr_ExpenseExampleYear10	948
Annual Return 2001	rr_AnnualReturn2001	7.90%	[1]
Annual Return 2002	rr_AnnualReturn2002	10.50%	[1]
Annual Return 2003	rr_AnnualReturn2003	5.35%	[1]
Annual Return 2004	rr_AnnualReturn2004	4.98%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.44%	[1]
Annual Return 2006	rr_AnnualReturn2006	4.66%	[1]
Annual Return 2007	rr_AnnualReturn2007	2.29%	[1]
Annual Return 2008	rr_AnnualReturn2008	(13.52%)	[1]
Annual Return 2009	rr_AnnualReturn2009	15.57%	[1]
Annual Return 2010	rr_AnnualReturn2010	9.41%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.02%)
1 Year	rr_AverageAnnualReturnYear01	9.41%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Inception	rr_AverageAnnualReturnSinceInception
Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Bond Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio also seeks preservation of capital as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Bond Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 247.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	247.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Bond Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Bond Portfolio invests primarily in a variety of investment-grade debt securities. It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities. The Portfolio may invest in investment-grade debt securities issued by domestic companies in a variety of industries.

The Portfolio may also invest in non-agency securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer, manufactured housing and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans). Investments by the Portfolio may be long-term, intermediate-term or short-term debt securities.

In selecting securities, the Portfolio's investment adviser considers factors such as, but not limited to, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Portfolio may also engage in frequent or short-term trading of securities.

Risk [Heading]	rr_RiskHeading	Bond Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Bond Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Call Risk – the risk that securities with interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲

Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or the amount of leverage on the company's balance sheet.

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund – Investment Objective, Policies and Practices – Bond Portfolio").

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲

Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.

▲

Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲	Short-Term Trading Risk – the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Bond Portfolio may result in the loss of money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bond Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (ended September 30, 2009):	7.19%
Worst Quarter (ended December 31, 2008):	-7.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
Bond Portfolio | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Summary: Index 400 Mid-Cap Portfolio
Index 400 Mid-Cap Portfolio: Investment Objective

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

Index 400 Mid-Cap Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Index 400 Mid-Cap Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Index 400 Mid-Cap Portfolio	Class 1	Class 2
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.32%	0.57%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Index 400 Mid-Cap Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	32	102	178	402
Class 2	58	182	316	710

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 13.2% of the average value of its portfolio.

Index 400 Mid-Cap Portfolio: Principal Investment Strategies

The Index 400 Mid-Cap Portfolio invests its assets in all of the common stocks included in the S&P 400. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2011, the market capitalizations of companies included in the S&P 400 ranged from  $538 million to  $10.1 billion.

The Portfolio attempts to achieve a correlation with the S&P 400 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic conditions or markets, may invest in less than all of the common stocks included in the S&P 400. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400.

Index 400 Mid-Cap Portfolio: Principal Risks

An investment in the Index 400 Mid-Cap Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Index Performance Risk – the risk that the Portfolio's ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses. The Portfolio's performance may also be adversely affected if a particular stock in the S&P 400 (or stocks within an industry heavily weighted by the S&P 400) performs poorly.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲

Mid Size Company Risk – is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Index 400 Mid-Cap Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended September 30, 2009):	19.78%
Worst Quarter (ended December 31, 2008):	-25.68%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns Index 400 Mid-Cap Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	26.24%			5.81%	Feb 11, 2008
Class 2	25.93%	5.16%	6.55%
S&P 400 MidCap Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.74%	7.15%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Index 400 Mid-Cap Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	102
5 Years	rr_ExpenseExampleYear05	178
10 Years	rr_ExpenseExampleYear10	402
1 Year	rr_AverageAnnualReturnYear01	26.24%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Index 400 Mid-Cap Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	710
Annual Return 2001	rr_AnnualReturn2001	(1.07%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(15.03%)	[1]
Annual Return 2003	rr_AnnualReturn2003	34.59%	[1]
Annual Return 2004	rr_AnnualReturn2004	15.73%	[1]
Annual Return 2005	rr_AnnualReturn2005	11.96%	[1]
Annual Return 2006	rr_AnnualReturn2006	9.78%	[1]
Annual Return 2007	rr_AnnualReturn2007	7.44%	[1]
Annual Return 2008	rr_AnnualReturn2008	(36.54%)	[1]
Annual Return 2009	rr_AnnualReturn2009	36.43%	[1]
Annual Return 2010	rr_AnnualReturn2010	25.93%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.68%)
1 Year	rr_AverageAnnualReturnYear01	25.93%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Inception	rr_AverageAnnualReturnSinceInception
Index 400 Mid-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Index 400 Mid-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Index 400 Mid-Cap Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

Expense [Heading]	rr_ExpenseHeading	Index 400 Mid-Cap Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 13.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Index 400 Mid-Cap Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index 400 Mid-Cap Portfolio invests its assets in all of the common stocks included in the S&P 400. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2011, the market capitalizations of companies included in the S&P 400 ranged from  $538 million to  $10.1 billion.

The Portfolio attempts to achieve a correlation with the S&P 400 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic conditions or markets, may invest in less than all of the common stocks included in the S&P 400. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400.

Risk [Heading]	rr_RiskHeading	Index 400 Mid-Cap Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Index 400 Mid-Cap Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Index Performance Risk – the risk that the Portfolio's ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses. The Portfolio's performance may also be adversely affected if a particular stock in the S&P 400 (or stocks within an industry heavily weighted by the S&P 400) performs poorly.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲

Mid Size Company Risk – is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Index 400 Mid-Cap Portfolio may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Index 400 Mid-Cap Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (ended September 30, 2009):	19.78%
Worst Quarter (ended December 31, 2008):	-25.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
Index 400 Mid-Cap Portfolio | S&P 400 MidCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Summary: Index 500 Portfolio
Index 500 Portfolio: Investment Objective

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

Index 500 Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Index 500 Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Index 500 Portfolio	Class 1	Class 2
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.22%	0.47%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Index 500 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	23	72	126	285
Class 2	48	152	265	596

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 4.1% of the average value of its portfolio.

Index 500 Portfolio: Principal Investment Strategies

The Index 500 Portfolio invests its assets in all of the common stocks included in the S&P 500. The S&P 500 consists of 500 large cap common stocks which together represent 75% of the total U.S. stock market. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2011, the market capitalizations of companies included in the S&P 500 ranged from  $1.6 billion to  $420 billion.

The Portfolio attempts to achieve a correlation with the S&P 500 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500.

Index 500 Portfolio: Principal Risks

An investment in the Index 500 Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Index Performance Risk – the risk that the Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses. The Portfolio's performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Index 500 Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended June 30, 2009):	15.77%
Worst Quarter (ended December 31, 2008):	-22.00%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns Index 500 Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	14.82%			(0.14%)	Feb 11, 2008
Class 2	14.54%	1.84%	0.97%
S&P 500 Index (as adjusted for dividend reinvestment; reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Index 500 Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	72
5 Years	rr_ExpenseExampleYear05	126
10 Years	rr_ExpenseExampleYear10	285
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Index 500 Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	265
10 Years	rr_ExpenseExampleYear10	596
Annual Return 2001	rr_AnnualReturn2001	(12.25%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(22.37%)	[1]
Annual Return 2003	rr_AnnualReturn2003	28.04%	[1]
Annual Return 2004	rr_AnnualReturn2004	10.39%	[1]
Annual Return 2005	rr_AnnualReturn2005	4.43%	[1]
Annual Return 2006	rr_AnnualReturn2006	15.23%	[1]
Annual Return 2007	rr_AnnualReturn2007	5.02%	[1]
Annual Return 2008	rr_AnnualReturn2008	(37.21%)	[1]
Annual Return 2009	rr_AnnualReturn2009	25.87%	[1]
Annual Return 2010	rr_AnnualReturn2010	14.54%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Inception	rr_AverageAnnualReturnSinceInception
Index 500 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Index 500 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Index 500 Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

Expense [Heading]	rr_ExpenseHeading	Index 500 Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 4.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Index 500 Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index 500 Portfolio invests its assets in all of the common stocks included in the S&P 500. The S&P 500 consists of 500 large cap common stocks which together represent 75% of the total U.S. stock market. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2011, the market capitalizations of companies included in the S&P 500 ranged from  $1.6 billion to  $420 billion.

The Portfolio attempts to achieve a correlation with the S&P 500 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500.

Risk [Heading]	rr_RiskHeading	Index 500 Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Index 500 Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Index Performance Risk – the risk that the Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses. The Portfolio's performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Index 500 Portfolio may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Index 500 Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading
Calendar Year Total Returns for Class 2 Shares

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (ended June 30, 2009):	15.77%
Worst Quarter (ended December 31, 2008):	-22.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
Index 500 Portfolio | S&P 500 Index (as adjusted for dividend reinvestment; reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Summary: International Bond Portfolio
International Bond Portfolio: Investment Objective
International Bond Portfolio seeks to maximize current income, consistent with the protection of principal.
International Bond Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Bond Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Bond Portfolio	Class 1	Class 2
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.34%	0.34%
Total Annual Portfolio Operating Expenses	0.94%	1.19%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example International Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	96	300	521	1,156
Class 2	121	378	655	1,444

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11.0% of the average value of its portfolio.

International Bond Portfolio: Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures. Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). The Portfolio is a non-diversified fund.

The Portfolio invests predominantly in bonds issued by governments and government agencies located around the world. The Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio may invest without limit in developing markets.

Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Portfolio may enter into various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into interest rate and credit related transactions involving derivative instruments, including interest rate and credit default swaps, bond/interest rate futures contracts and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Portfolio returns or to obtain exposure to various market sectors.

In some cases derivative instruments are used for purposes that may be deemed to be speculative in nature, rather than for purposes of hedging risk. In such cases, the Portfolio will limit its purchase of derivatives as follows: currency forwards, when aggregated with currency futures, will not exceed 100% of the Portfolio's notional value; currency futures, interest rate swaps, interest rate and bond futures, options on interest rate and bond futures, and credit default swaps, when aggregated with all other futures, options and swaps, will not exceed 20% of the Portfolio's notional value. In addition, purchases of options on interest rate and bond futures and purchases of credit default swaps will each be limited to 5% of the Portfolio's market value.

Franklin Advisers, Inc., the Portfolio's sub-adviser, allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. In determining whether to allocate Portfolio assets to the markets of any individual country, the investment manager may consider the country's macroeconomic and fiscal performance, policies, and outlook, as well as the current political climate. The investment manager may shorten or lengthen the Portfolio's duration in select markets or on an overall basis in response to interest rate changes and the investment manager's outlook for interest rates. It will allocate the Portfolio's assets among permissible types of securities and instruments in accordance with the Portfolio's investment restrictions and according to where the investment manager believes it has found the most attractive investment opportunities for the Portfolio given the level of risk involved. The investment manager may use forward currency exchange contracts and other derivatives for hedging purposes or other purposes. The Portfolio's allocations to various markets, securities and instruments will vary over time.

International Bond Portfolio: Principal Risks

An investment in the International Bond Portfolio may result in the loss of money , and may be subject to various risks including the following types of main risk:

▲

Interest Rate Risk – the risk that, when interest rates rise, bond prices fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

▲

Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Portfolio and affect its share price.

Currency exchange rates.    Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S.

Currency management strategies.    Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as Franklin expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates.

Political and economic developments.    The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases.

Trading practices.    Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Portfolio's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.    Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.

Limited markets.    Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.

Emerging markets.    The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

▲	Credit Risk – the risk that an issuer of bonds may be unable to make interest payments and repay principal when due.

Lower-rated securities.    Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Issuers of high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.

The prices of high yield, fixed-income securities fluctuate more than higher- quality securities. Prices are especially sensitive to developments affecting the issuer's business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

▲

Derivatives Risk – the risk that the Portfolio's investment in derivatives may involve a small investment relative to the amount of risk assumed. The successful use of derivatives may depend on Franklin's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

▲	Income Risk – the risk that, since the Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when interest rates fall.

▲

Non-Diversification Risk – the risk that, because the Portfolio is a non- diversified fund, it may invest a greater portion of its assets in the securities of any one issuer, and invest in a smaller number of issuers overall than a diversified fund.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

International Bond Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the returns of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended June 30, 2002):	10.62%
Worst Quarter (ended March 31, 2005):	-3.80%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns International Bond Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	14.19%			11.73%	Feb 11, 2008
Class 2	13.90%	9.69%	8.46%
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.17%	8.04%	7.48%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
International Bond Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	1,156
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
International Bond Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	655
10 Years	rr_ExpenseExampleYear10	1,444
Annual Return 2001	rr_AnnualReturn2001	(1.51%)	[1]
Annual Return 2002	rr_AnnualReturn2002	17.94%	[1]
Annual Return 2003	rr_AnnualReturn2003	20.25%	[1]
Annual Return 2004	rr_AnnualReturn2004	11.43%	[1]
Annual Return 2005	rr_AnnualReturn2005	(8.91%)	[1]
Annual Return 2006	rr_AnnualReturn2006	3.99%	[1]
Annual Return 2007	rr_AnnualReturn2007	9.43%	[1]
Annual Return 2008	rr_AnnualReturn2008	4.23%	[1]
Annual Return 2009	rr_AnnualReturn2009	17.56%	[1]
Annual Return 2010	rr_AnnualReturn2010	13.90%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	9.69%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Inception	rr_AverageAnnualReturnSinceInception
International Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: International Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	International Bond Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	International Bond Portfolio seeks to maximize current income, consistent with the protection of principal.
Expense [Heading]	rr_ExpenseHeading	International Bond Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	International Bond Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures. Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). The Portfolio is a non-diversified fund.

The Portfolio invests predominantly in bonds issued by governments and government agencies located around the world. The Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio may invest without limit in developing markets.

Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Portfolio may enter into various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into interest rate and credit related transactions involving derivative instruments, including interest rate and credit default swaps, bond/interest rate futures contracts and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Portfolio returns or to obtain exposure to various market sectors.

In some cases derivative instruments are used for purposes that may be deemed to be speculative in nature, rather than for purposes of hedging risk. In such cases, the Portfolio will limit its purchase of derivatives as follows: currency forwards, when aggregated with currency futures, will not exceed 100% of the Portfolio's notional value; currency futures, interest rate swaps, interest rate and bond futures, options on interest rate and bond futures, and credit default swaps, when aggregated with all other futures, options and swaps, will not exceed 20% of the Portfolio's notional value. In addition, purchases of options on interest rate and bond futures and purchases of credit default swaps will each be limited to 5% of the Portfolio's market value.

Franklin Advisers, Inc., the Portfolio's sub-adviser, allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. In determining whether to allocate Portfolio assets to the markets of any individual country, the investment manager may consider the country's macroeconomic and fiscal performance, policies, and outlook, as well as the current political climate. The investment manager may shorten or lengthen the Portfolio's duration in select markets or on an overall basis in response to interest rate changes and the investment manager's outlook for interest rates. It will allocate the Portfolio's assets among permissible types of securities and instruments in accordance with the Portfolio's investment restrictions and according to where the investment manager believes it has found the most attractive investment opportunities for the Portfolio given the level of risk involved. The investment manager may use forward currency exchange contracts and other derivatives for hedging purposes or other purposes. The Portfolio's allocations to various markets, securities and instruments will vary over time.

Risk [Heading]	rr_RiskHeading	International Bond Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the International Bond Portfolio may result in the loss of money , and may be subject to various risks including the following types of main risk:

▲

Interest Rate Risk – the risk that, when interest rates rise, bond prices fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

▲

Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Portfolio and affect its share price.

Currency exchange rates.    Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S.

Currency management strategies.    Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as Franklin expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates.

Political and economic developments.    The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases.

Trading practices.    Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Portfolio's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.    Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.

Limited markets.    Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.

Emerging markets.    The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

▲	Credit Risk – the risk that an issuer of bonds may be unable to make interest payments and repay principal when due.

Lower-rated securities.    Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Issuers of high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.

The prices of high yield, fixed-income securities fluctuate more than higher- quality securities. Prices are especially sensitive to developments affecting the issuer's business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

▲

Derivatives Risk – the risk that the Portfolio's investment in derivatives may involve a small investment relative to the amount of risk assumed. The successful use of derivatives may depend on Franklin's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

▲	Income Risk – the risk that, since the Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when interest rates fall.

▲

Non-Diversification Risk – the risk that, because the Portfolio is a non- diversified fund, it may invest a greater portion of its assets in the securities of any one issuer, and invest in a smaller number of issuers overall than a diversified fund.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the International Bond Portfolio may result in the loss of money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – the risk that, because the Portfolio is a non- diversified fund, it may invest a greater portion of its assets in the securities of any one issuer, and invest in a smaller number of issuers overall than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	International Bond Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the returns of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the returns of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns for Class 2 Shares

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter (ended June 30, 2002):	10.62%
Worst Quarter (ended March 31, 2005):	-3.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
International Bond Portfolio | Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Summary: Money Market Portfolio
Money Market Portfolio: Investment Objective
Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
Money Market Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Portfolio
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.79%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	80	251	437	974

Money Market Portfolio: Principal Investment Strategies

The Money Market Portfolio intends to maintain a one dollar ( $1.00) net asset value per share.

The Money Market Portfolio invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, and shares of other money market funds. The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase in the case of securities in the national rating agencies' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the national rating agencies' second highest short-term rating categories. The Portfolio maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.

Money Market Portfolio: Principal Risks

An investment in the Money Market Portfolio may result in the loss of money,and may be subject to various risks including the following types of main risk:

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲	Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the Portfolio's dividends.

▲	Interest Rate Risk – the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Money Market Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns

Best Quarter (ended September 30, 2006 and June 30, 2007):	1.16%
Worst Quarter (ended September 30, 2009, December 31, 2009, March 31, 2010, June 30, 2010 and December 31, 2010):	0.00%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years
Money Market Portfolio	0.03%	2.25%	2.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	974
Annual Return 2001	rr_AnnualReturn2001	3.75%
Annual Return 2002	rr_AnnualReturn2002	1.28%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.74%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Money Market Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Money Market Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Money Market Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Money Market Portfolio intends to maintain a one dollar ( $1.00) net asset value per share.

The Money Market Portfolio invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, and shares of other money market funds. The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase in the case of securities in the national rating agencies' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the national rating agencies' second highest short-term rating categories. The Portfolio maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	Money Market Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Money Market Portfolio may result in the loss of money,and may be subject to various risks including the following types of main risk:

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲	Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the Portfolio's dividends.

▲	Interest Rate Risk – the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Money Market Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (ended September 30, 2006 and June 30, 2007):	1.16%
Worst Quarter (ended September 30, 2009, December 31, 2009, March 31, 2010, June 30, 2010 and December 31, 2010):	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)

Summary: Mortgage Securities Portfolio
Mortgage Securities Portfolio: Investment Objective
Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.
Mortgage Securities Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mortgage Securities Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mortgage Securities Portfolio	Class 1	Class 2
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.66%	0.91%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Mortgage Securities Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	68	212	369	826
Class 2	93	291	506	1,123

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 252% of the average value of its portfolio.

Mortgage Securities Portfolio: Principal Investment Strategies

Under normal circumstances, the Mortgage Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Portfolio invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs), asset-backed securities and stripped mortgage-backed securities. In selecting securities, the Portfolio's investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Portfolio may also engage in frequent or short-term trading of securities.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

The Portfolio may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series or classes of series. Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest-only and principal-only components.

The Portfolio may also invest in non-agency securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer, manufactured housing and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Mortgage Securities Portfolio: Principal Risks

An investment in the Mortgage Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Call Risk – the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲

Concentration Risk – the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio concentrates its investments in the mortgage and mortgage-finance industry.

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Interest Rate Risk – the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund – Investment Objective, Policies and Practices – Mortgage Securities Portfolio").

▲

Liquidity Risk – the risk that mortgage-related securities purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲

Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.

▲

Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲	Short-Term Trading Risk – the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Mortgage Securities Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended September 30, 2001):	4.66%
Worst Quarter (ended December 31, 2008):	-7.38%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns Mortgage Securities Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	7.02%			0.17%	Feb 11, 2008
Class 2	6.76%	1.76%	3.90%
Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.34%	5.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Mortgage Securities Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	826
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Mortgage Securities Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	1,123
Annual Return 2001	rr_AnnualReturn2001	9.04%	[1]
Annual Return 2002	rr_AnnualReturn2002	9.66%	[1]
Annual Return 2003	rr_AnnualReturn2003	4.15%	[1]
Annual Return 2004	rr_AnnualReturn2004	4.81%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.88%	[1]
Annual Return 2006	rr_AnnualReturn2006	5.34%	[1]
Annual Return 2007	rr_AnnualReturn2007	3.19%	[1]
Annual Return 2008	rr_AnnualReturn2008	(12.97%)	[1]
Annual Return 2009	rr_AnnualReturn2009	8.05%	[1]
Annual Return 2010	rr_AnnualReturn2010	6.76%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Inception	rr_AverageAnnualReturnSinceInception
Mortgage Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Mortgage Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Mortgage Securities Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Mortgage Securities Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 252% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Mortgage Securities Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Mortgage Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Portfolio invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs), asset-backed securities and stripped mortgage-backed securities. In selecting securities, the Portfolio's investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Portfolio may also engage in frequent or short-term trading of securities.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

The Portfolio may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series or classes of series. Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest-only and principal-only components.

The Portfolio may also invest in non-agency securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer, manufactured housing and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Risk [Heading]	rr_RiskHeading	Mortgage Securities Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Mortgage Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Call Risk – the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲

Concentration Risk – the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio concentrates its investments in the mortgage and mortgage-finance industry.

▲

Credit Risk – the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

▲	Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Interest Rate Risk – the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund – Investment Objective, Policies and Practices – Mortgage Securities Portfolio").

▲

Liquidity Risk – the risk that mortgage-related securities purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲

Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.

▲

Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

▲	Short-Term Trading Risk – the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Mortgage Securities Portfolio may result in the loss of money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-Agency Securities Risk – is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Mortgage Securities Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (ended September 30, 2001):	4.66%
Worst Quarter (ended December 31, 2008):	-7.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
Mortgage Securities Portfolio | Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Summary: Real Estate Securities Portfolio
Real Estate Securities Portfolio: Investment Objective
Real Estate Securities Portfolio seeks above average income and long-term growth of capital.
Real Estate Securities Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Real Estate Securities Portfolio (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Portfolio	Class 1	Class 2
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.24%	0.24%
Total Annual Portfolio Operating Expenses	0.94%	1.19%

Expense Example.

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Real Estate Securities Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	96	301	523	1,160
Class 2	122	379	657	1,449

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 66.9% of the average value of its portfolio.

Real Estate Securities Portfolio: Principal Investment Strategies

Under normal circumstances, the Real Estate Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not invest directly in real estate.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. The Portfolio mostly invests in equity REITs but also invests portions of its assets in mortgage REITs and hybrid REITs. A REOC is a corporation that also can invest in fee or leasehold ownership of real estate or mortgages, but may also invest directly in other businesses that are either related or unrelated to the ownership of real estate. The Portfolio may invest in companies of any size capitalization. In selecting securities, the Portfolio's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.

Real Estate Securities Portfolio: Principal Risks

An investment in the Real Estate Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or share price because of the amount of leverage on the company's balance sheet.

▲

Concentration Risk – the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry The Portfolio concentrates its investments in the real estate and real estate related industry.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Limited Universe Risk – the risk that an investment in the Portfolio may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

▲

Real Estate Risk – the risk that the value of the Portfolio's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

▲

REIT-Related Risk – the risk that the value of the Portfolio's equity securities issued by REITs will be adversely affected by changes in the value of the underlying property or by the loss of the REIT's favorable tax status.

Real Estate Securities Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended September 30, 2009):	30.11%
Worst Quarter (ended December 31, 2008):	-37.00%

Average Annual Total Return (for periods ending December 31, 2010)
Average Annual Total Returns Real Estate Securities Portfolio	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	29.23%			3.30%	Feb 11, 2008
Class 2	28.91%	2.41%	11.00%		May 1, 1998
Dow Jones Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	29.12%	2.32%	10.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANTUS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Real Estate Securities Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	523
10 Years	rr_ExpenseExampleYear10	1,160
1 Year	rr_AverageAnnualReturnYear01	29.23%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Real Estate Securities Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,449
Annual Return 2001	rr_AnnualReturn2001	10.03%	[1]
Annual Return 2002	rr_AnnualReturn2002	6.97%	[1]
Annual Return 2003	rr_AnnualReturn2003	42.21%	[1]
Annual Return 2004	rr_AnnualReturn2004	35.52%	[1]
Annual Return 2005	rr_AnnualReturn2005	11.08%	[1]
Annual Return 2006	rr_AnnualReturn2006	30.63%	[1]
Annual Return 2007	rr_AnnualReturn2007	(15.76%)	[1]
Annual Return 2008	rr_AnnualReturn2008	(36.27%)	[1]
Annual Return 2009	rr_AnnualReturn2009	24.59%	[1]
Annual Return 2010	rr_AnnualReturn2010	28.91%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.00%)
1 Year	rr_AverageAnnualReturnYear01	28.91%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Real Estate Securities Portfolio: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Real Estate Securities Portfolio seeks above average income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Real Estate Securities Portfolio: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 66.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of  $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Portfolio. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Real Estate Securities Portfolio: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Real Estate Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not invest directly in real estate.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. The Portfolio mostly invests in equity REITs but also invests portions of its assets in mortgage REITs and hybrid REITs. A REOC is a corporation that also can invest in fee or leasehold ownership of real estate or mortgages, but may also invest directly in other businesses that are either related or unrelated to the ownership of real estate. The Portfolio may invest in companies of any size capitalization. In selecting securities, the Portfolio's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.

Risk [Heading]	rr_RiskHeading	Real Estate Securities Portfolio: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Real Estate Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

▲

Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or share price because of the amount of leverage on the company's balance sheet.

▲

Concentration Risk – the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry The Portfolio concentrates its investments in the real estate and real estate related industry.

▲	Income Risk – the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

▲

Limited Universe Risk – the risk that an investment in the Portfolio may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

▲

Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

▲	Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

▲	Portfolio Risk – the risk that Portfolio performance may not meet or exceed that of the market as a whole.

▲

Real Estate Risk – the risk that the value of the Portfolio's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

▲

REIT-Related Risk – the risk that the value of the Portfolio's equity securities issued by REITs will be adversely affected by changes in the value of the underlying property or by the loss of the REIT's favorable tax status.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Real Estate Securities Portfolio may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Real Estate Securities Portfolio: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter (ended September 30, 2009):	30.11%
Worst Quarter (ended December 31, 2008):	-37.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2010)
Real Estate Securities Portfolio | Dow Jones Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.12%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	10.34%
Inception	rr_AverageAnnualReturnSinceInception

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011